Performance Management - AltShares Event-Driven ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks and variability of investing in the Fund by showing how the performance of the predecessor exchange traded fund, AltShares Event-Driven ETF, has varied over time.

The Fund acquired the assets and liabilities of the predecessor exchange traded fund after the close on September 25, 2026. As a result of the transaction, the Fund adopted the accounting and performance history of the predecessor exchange traded fund. The information shown below is for the predecessor exchange traded fund. The Fund’s net operating expense ratio is the same as the net operating expense ratio of the predecessor exchange traded fund. Returns in the bar chart and average annual total returns table for the predecessor exchange traded fund have not been adjusted.

The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the predecessor exchange traded fund’s performance year to year and by showing how the predecessor exchange traded fund’s average annual returns for the past one-year, five-year, and ten-year periods compare to the returns of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The performance table reflects the performance of the predecessor exchange traded fund’s shares before and after taxes. The performance for periods prior to May 12, 2019 does not reflect the current investment strategy of the predecessor exchange traded fund or the Fund. How the predecessor exchange traded fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information can be obtained by visiting www.altsharesetfs.com/evnt. High, double-digit returns were primarily achieved during favorable market conditions. Such returns are atypical and may not be repeatable.

Performance Past Does Not Indicate Future [Text]	How the predecessor exchange traded fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the predecessor exchange traded fund’s performance year to year and by showing how the predecessor exchange traded fund’s average annual returns for the past one-year, five-year, and ten-year periods compare to the returns of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index is one of the Fund’s additional indexes and is also more representative of the Fund’s risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
Bar Chart [Table]

During the period shown in the bar chart, the highest return for the predecessor exchange traded fund for a quarter was 23.87% (for the quarter ended December 31, 2020). The lowest return was ‑6.94% (for the quarter ended June 30, 2022).

The year-to-date return of the predecessor exchange traded fund, through June 30, 2026 is 5.55%.

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for the predecessor exchange traded fund for a quarter was 23.87% (for the quarter ended December 31, 2020). The lowest return was ‑6.94% (for the quarter ended June 30, 2022).

The year-to-date return of the predecessor exchange traded fund, through June 30, 2026 is 5.55%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	23.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(6.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

The table below shows the average annual total returns for the predecessor exchange traded fund, AltShares Event-Driven ETF, compared with those of the S&P 500® Index, Bloomberg U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Bond Index. The table also presents the impact of taxes on the returns of the predecessor exchange traded fund’s shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Performance Table Market Index Changed	The S&P 500® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Standard and Poor’s 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance [Table]
ALTSHARES EVENT-DRIVEN ETF	One Year	Five Years	Ten Years	Since Inception
Return Before Taxes	13.57%	3.78%	6.89%	5.51%
Return After Taxes on Distributions	11.57%	1.52%	5.20%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	1.90%	4.76%	3.68%
S&P 500® INDEX**	17.88%	14.42%	14.82%	13.53%
BLOOMBERG U.S. TREASURY BILL INDEX***	4.30%	3.19%	2.20%	2.01%
BLOOMBERG U.S. AGGREGATE BOND INDEX****	7.30%	‑0.36%	2.01%	1.87%
**

The S&P 500® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Standard and Poor’s 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.

***	The Bloomberg U.S. Treasury Bill Index tracks the market for treasury bills issued by the US government with at least one month and up to, but not including, twelve months remaining to maturity.
****

The Bloomberg U.S. Aggregate Bond Index is one of the Fund’s additional indexes and is also more representative of the Fund’s risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/2025
Performance Table Closing [Text Block]

The indexes are calculated on a total-return basis, are unmanaged and are not available for direct investment. The indexes reflect no deduction for fees, expenses, or taxes. The indexes are not intended to, and do not, parallel the risk or investment style of the Fund’s investment strategy.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

Performance Availability Website Address [Text]	www.altsharesetfs.com/evnt